REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 15:-	REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION

a.	Reportable segments:

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company's chief operating decision maker is its Chief Executive Officer.

During 2015, the Company divested its Physical Security as well as its Cyber and Intelligence operations, which were a major part of the Security Solutions segment, to allow it to focus on its core markets as part of the execution of its long-term strategy. Following this divestiture, the Company operates in the following operation-based segments: Customer Engagement provide data driven insights that enable businesses to deliver consistent and personalized experience to customers, and Financial Crime and Compliance provide real time and cross-channel fraud prevention, anti-money laundering, brokerage compliance and enterprise-wide case management.

	Year ended December 31, 2017
	Customer Engagement (1) (2)	Financial Crime and Compliance	Not allocated	Total

Revenues	$1,051,350	$280,802	$-	$1,332,152

Operating income	$175,247	$101,774	$(126,951)	$150,071

	Year ended December 31, 2016
	Customer Engagement (1) (2)	Financial Crime and Compliance	Not allocated	Total

Revenues	$754,398	$261,144	$-	$1,015,542

Operating income	$202,893	$89,990	$(158,707)	$134,176

	Year ended December 31, 2015
	Customer Engagement (1) (2)	Financial Crime and Compliance	Not allocated	Total

Revenues	$688,060	$238,807	$-	$926,867

Operating income	$206,994	$73,131	$(114,019)	$166,106

(1)
Includes the results of a certain operation (formerly part of the Security Solutions segment), which was retained following the above mentioned divestiture and integrated within the Customer Engagement operating segment.

(2)	Includes the results of companies which were acquired in 2017 and 2016 and are being integrated within the Customer Engagement segment.

The following presents property and equipment as of December 31, 2017 and 2016, based on operational segments:

	December 31,
	2017	2016

Customer Engagement	$104,981	$68,935
Financial Crime and Compliance	9,636	13,192
Non-allocated	3,658	5,551

	$118,275	$87,678

b.	Geographical information:

Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year ended December 31,
	2017	2016	2015

Americas, principally the US	$1,035,871	$720,520	$630,096
EMEA (*)	186,268	189,223	192,640
Israel	3,693	4,295	4,231
Asia Pacific	106,320	101,504	99,900

	$1,332,152	$1,015,542	$926,867

The following presents property and equipment as of December 31, 2017 and 2016, based on geographical areas:

	December 31,
	2017	2016

Americas, principally the US	$70,404	$49,175
EMEA (*)	3,557	3,398
Israel	37,571	28,237
Asia Pacific	6,743	6,868

	$118,275	$87,678

(*)	Includes Europe, the Middle East (excluding Israel) and Africa.